Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	¥ 86,294,580	¥ 94,086,556
Commercial [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		82,664,251	89,986,154
Commercial [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,083,949	3,195,513
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		546,380	904,889
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	38,205	40,405
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		16,941	18,333
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		15,977	16,081
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,287	5,991
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	52,558,433	57,545,912
Commercial [Member] | Domestic [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		50,075,609	54,765,780
Commercial [Member] | Domestic [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,111,903	2,077,010
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		370,921	703,122
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,652,836	12,104,338
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,786,263	11,129,300
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		761,178	602,097
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		105,395	372,941
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	794,688	912,557
Commercial [Member] | Domestic [Member] | Construction [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		724,005	842,100
Commercial [Member] | Domestic [Member] | Construction [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		58,334	55,250
Commercial [Member] | Domestic [Member] | Construction [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		12,349	15,207
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	11,252,902	11,061,688
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,841,115	10,540,325
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		359,493	461,238
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		52,294	60,125
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	2,453,658	2,489,732
Commercial [Member] | Domestic [Member] | Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		2,192,850	2,232,882
Commercial [Member] | Domestic [Member] | Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		223,981	216,327
Commercial [Member] | Domestic [Member] | Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		36,827	40,523
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	7,790,380	7,881,980
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		7,186,172	7,226,154
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		494,841	523,813
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		109,367	132,013
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	5,028,554	5,146,822
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		5,016,753	5,133,471
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		11,221	12,676
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		580	675
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,686,822	1,504,037
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,622,972	1,432,234
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		47,213	51,533
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		16,637	20,270
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	10,246,305	14,736,845
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		10,134,747	14,611,047
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		101,947	96,522
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		9,611	29,276
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	1,652,288	1,707,913
Commercial [Member] | Domestic [Member] | Consumer [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		1,570,732	1,618,267
Commercial [Member] | Domestic [Member] | Consumer [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		53,695	57,554
Commercial [Member] | Domestic [Member] | Consumer [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		27,861	32,092
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	33,697,942	36,500,239
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		32,571,701	35,202,041
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		956,069	1,102,422
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		170,172	195,776
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	14,267,464	14,236,726
Residential [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		14,189,151	14,156,030
Residential [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		78,313	80,696
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	592,953	593,909
Card [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		531,087	530,858
Card [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		61,866	63,051
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1],[2]	8,113,852	9,355,127
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		32,593	43,037
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,227,875	3,650,744
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Nonaccrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		21,097	27,137
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		4,564,897	5,373,188
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		100,749	126,279
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		199,234	177,779
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	[1]	4,236,509	4,674,281
Krungsri [Member] | Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		3,993,164	4,421,957
Krungsri [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		160,695	161,557
Krungsri [Member] | Substandard or Doubtful or Doubtful of Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade		¥ 82,650	¥ 90,767

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUAH do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥43,037 million and ¥32,593 million at March 31, 2016 and September 30, 2016, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.